LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LOSS PER SHARE
Net Loss Attributable to the Company	$ (98,269,418)	$ (32,903,021)
Less Dividends and Increase in Redemption Values of GH Group Preferred Shares	(18,442,488)	(20,250,481)
Net Loss Attributable to the Company	$ (116,711,906)	$ (53,153,502)
Weighted-Average Shares Outstanding - Basic	72,028,902	64,182,436
Weighted-Average Shares Outstanding - Diluted	72,028,902	64,182,436
Loss per share - basic	$ (1.62)	$ (0.83)
Loss per share - diluted	$ (1.62)	$ (0.83)